Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 2,029,295	$ 1,884,677
Unrealized gains included in other comprehensive income	776,957	144,618
Balance at December 31	2,806,252	2,029,295
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date